Document And Entity Information	12 Months Ended
Jun. 30, 2016
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	AYTU BIOSCIENCE, INC
Entity Central Index Key	0001385818
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Entity Filer Category	Smaller Reporting Company
Trading Symbol	AYTU